Prepayments and other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and other non-current assets
Interest receivables	¥ 78,440		¥ 10,532
Prepayments to vendors and content providers	58,023		84,241
Refundable lease deposits	6,895		7,788
Others	762		8,313
Total	¥ 144,120	$ 20,299	¥ 110,874